Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Total short-term bank loans		$ 6,082,574	$ 7,817,610
Bank Loan 1 [Member]
Total short-term bank loans		4,361,310	4,609,440
Bank Loan 2 [Member]
Total short-term bank loans		1,721,264
Bank Loan 3 [Member]
Total short-term bank loans	[1]		1,536,480
Bank Loan 4 [Member]
Total short-term bank loans			$ 1,671,690

[1]	High-tech Investment Company is an unrelated third party.